Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 986,826	$ 1,255,703
Cost of goods sold	812,130	952,511
Gross margin	174,696	303,192
Expenses:
Consulting – business development	2,012,803	529,094
Product development costs	330,353	320,472
Marketing and brand development costs	171,030	390,294
Administrative and other	968,306	1,773,529
Depreciation expense	3,643	61,724
Total operating expenses	3,486,135	3,075,113
Operating income (loss)	(3,311,439)	(2,771,921)
Other Income (Expense)
Interest expense	(2,061,782)	(2,292,957)
Loss on Extinguishment of Debt	(725,723)	(916,204)
Net income (loss) before income tax provision	(6,098,944)	(5,981,082)
Provision for income tax
Net income (loss)	$ (6,098,944)	$ (5,981,082)
Basic and diluted income (loss) per share	$ (4.85)	$ (7.93)
Weighted average common shares outstanding - basic and diluted	1,258,000	754,000